[Letterhead of Harbin Electric, Inc.]

October 5, 2006

VIA EDGAR AND
FACSIMILE: (202) 772-9218

Peggy Fisher
Assistant Director
Division of Corporation Finance
Mail Stop 6010
United States Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

Re:	Harbin Electric, Inc. Amendment No. 3 to Registration Statement on Form SB-2 Filed July 17, 2006 File No. 333-131032

Dear Ms. Fisher:

As noted in our letter, dated October 4, 2006, responding to the Staff’s comments on Amendment No. 3 to the above referenced Registration Statement, Harbin Electric, Inc. (the “Company”) is hereby providing the Staff on a supplemental basis with a description of how the Company expects to value and record the recent sale of its guaranteed senior secured floating rate notes and warrants to acquire the Company’s common stock.

Very truly yours,

/s/ Barry Raeburn
Barry Raeburn